Cover	12 Months Ended
Feb. 29, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory Note E2open Parent Holdings, Inc. is filing the attached revised Definitive Proxy Statement on Schedule 14A to correct inadvertent errors and omissions in the original filing in the “Fiscal 2024 Summary Compensation Table” on page 56 and in the “Fiscal 2024 Grants of Plan-Based Awards” table on page 58. Specifically, the revised Definitive Proxy Statement corrects errors in the values shown in the “Total” column for Ms. Armstrong and provides missing values in the “Grant Date Fair Value Stock and Option Awards” column. The revised filing includes the entire revised Definitive Proxy Statement text.
Entity Information [Line Items]
Entity Registrant Name	E2OPEN Parent Holdings, Inc.
Entity Central Index Key	0001800347